                                                           OMB APPROVAL
                                                  OMB Number: 3235-0578
                                                  Expires: February 28, 2006
                                                  Estimated average burden
                                                  hours per response......20.00

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

             MMA Praxis Mutual Funds

               (Exact name of registrant as specified in charter)
3435 Stelzer Rd. Columbus, Ohio                                       43219

             (Address of principal executive offices)            (Zip code)
BISYS  Fund Services, 3435 Stelzer Road, Columbus, OH 43219

                     (Name and address of agent for service)

Registrant's telephone number, including area code: (614)-470-8000

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

MMA PRAXIS INTERMEDIATE INCOME FUND

Schedule of Portfolio Investments
March 31, 2005
(Unaudited)

                                                             PRINCIPAL
                                                              AMOUNT         VALUE
                                                             ---------     ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.0%)
Fannie Mae, Series 1997-M4, Class C,                            52,664     $   52,836
                                                                           ----------
7.53%, 8/17/18, ACES +

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                      52,836
                                                                           ----------

CORPORATE BONDS (37.0%)
AGRICULTURAL SERVICES (0.6%)
Cargill, Inc., 7.50%, 9/1/26 (a)                             1,250,000      1,519,040
                                                                           ----------
ASSET BACKED SECURITIES (1.1%)
Fleet Credit Card Master Trust II, Class                     1,000,000      1,019,005
A, 5.60%, 12/15/08
MBNA Credit Card Master Note Trust,                          1,000,000        972,751
Series 2003-A1, 3.30%, 7/15/10
Regions Auto Receivables Trust, 2.63%, 1/16/07                 274,989        274,698
Standard Credit Card Master Trust,                             715,000        738,948
                                                                           ----------
Series 1994-2, 7.25%, 4/7/08
                                                                            3,005,402
                                                                           ----------

AUTOMOTIVE (0.4%)
Lear Corp., Series B, 8.11%, 5/15/09                         1,000,000      1,082,189
                                                                           ----------
BROADCASTING/CABLE (0.9%)
Clear Channel Communications, 4.63%, 1/15/08 (b)               500,000        494,254
Comcast Corp., 5.85%, 1/15/10                                1,000,000      1,034,097
Cox Communications, Inc., 4.63%, 1/15/10 (a)                 1,000,000        971,706
                                                                           ----------
                                                                            2,500,057
                                                                           ----------

BROKERAGE SERVICES (1.3%)
Goldman Sachs Group, 6.65%, 5/15/09                          1,000,000      1,073,134
Legg Mason, Inc., 6.75%, 7/2/08                              1,300,000      1,387,643
Lehman Brothers Holdings, 7.00%, 2/1/08                      1,000,000      1,067,024
                                                                           ----------
                                                                            3,527,801
                                                                           ----------

BUSINESS SERVICES (0.5%)
Equifax, Inc., 6.90%, 7/1/28                                 1,250,000      1,390,711
                                                                           ----------
COMMERCIAL BANKS (1.3%)
Bank of America Corp., 7.75%, 8/15/15                        1,000,000      1,192,770
Corporation Andina de Fomento California, 5.20%, 5/21/13     1,000,000        998,887
State Street Corp., 7.35%, 6/15/26                           1,000,000      1,217,432
                                                                           ----------
                                                                            3,409,089
                                                                           ----------

COMMERCIAL BANKS--SOUTHERN U.S. (0.8%)
Bank One Texas, 6.25%, 2/15/08                               1,950,000      2,044,817
                                                                           ----------
COMPUTER SERVICES  (0.4%)
Unisys Corp., 8.13%, 6/1/06                                  1,000,000      1,025,000
                                                                           ----------
CONSTRUCTION  (0.8%)

D.R. Horton, Inc., 8.50%, 4/15/12                           500,000     545,483
KB Home, 8.63%, 12/15/08 (b)                                500,000     543,136
Lafarge North America, 6.38%, 7/15/05                     1,000,000   1,007,618
                                                                      ---------
                                                                      2,096,237
                                                                      ---------
CONSUMER GOODS & SERVICES (0.7%)
VF Corp., 8.10%, 10/1/05                                  1,950,000   1,990,753
                                                                      ---------
ELECTRIC - INTEGRATED (2.8%)
Alabama Power Co., Series V, 5.60%, 3/15/33               1,000,000   1,011,862
Kansas Gas & Electric, 6.50%, 8/1/05                        250,000     252,533
Kansas Gas & Electric, 6.50%, 8/1/05                        290,000     293,032
Midamerican Energy Co., 6.75%, 12/30/31                   1,500,000   1,747,706

Pacific Gas & Electric, 6.05%, 3/1/34                     1,000,000   1,026,815
Pepco Holdings, Inc., 3.75%, 2/15/06                      1,000,000     998,932
PG & E Energy Recovery Funding LLC,                       1,365,000   1,352,044
Series 2005-1, Class A2, 3.87%, 6/25/11

TXU Corp., 4.80%, 11/15/09 (a)                            1,000,000     968,770
                                                                      ---------
                                                                      7,651,694
                                                                      ---------

ELECTRIC SERVICES (0.7%)
AEP Texas North Co., Series B, 5.50%, 3/1/13 (b)          1,000,000   1,019,451
FPL Energy Caithness Funding, 7.65%, 12/31/18 (a)           810,420     865,294
                                                                      ---------
                                                                      1,884,745
                                                                      ---------

ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.6%)
Applied Materials, Inc., 7.13%, 10/15/17                  1,400,000   1,600,162
                                                                      ---------
ENTERTAINMENT (0.4%)
Harman International Ind., 7.32%, 7/1/07                  1,000,000   1,053,328
                                                                      ---------
FINANCE - AUTO LOANS (0.7%)
Ford Motor Credit Co., 7.25%, 10/25/11 (b)                1,000,000     986,827
General Motors Acceptance Corp., 6.75%, 12/1/14 (b)       1,000,000     863,804
                                                                      ---------
                                                                      1,850,631
                                                                      ---------

FINANCIAL SERVICES (4.3%)
Bear Stearns Commercial Mortgage                          1,000,000     995,000
Securities, Series 2005-PWR7, Class A3,
5.12%, 2/11/41

Citifinancial, 6.13%, 12/1/05                             1,371,000   1,393,468
Equitable Life, 6.95%, 12/1/05 (a)                        1,000,000   1,020,038
Export Funding Trust, 8.21%, 12/29/06                        47,736      49,401
General Electric Capital Corp., 6.88%, 11/15/10           1,000,000   1,097,264
General Electric Capital Corp., 6.75%, 3/15/32            1,000,000   1,154,323
JP Morgan Chase Commercial                                1,000,000     996,758
Mortgage, Series 2005-LDP1, Class A2,
4.63%, 3/15/46
JP Morgan Securities, Inc., 4.50%, 9/25/34                  942,261     936,005
Massachusetts RRB Special Purpose                         1,018,000   1,006,345
Trust, Series 2005-1, Class A2, 3.78%, 9/15/10
Morgan Stanley Capital, Series                            1,000,000     998,438
2005-HQ5, Class A3, 5.01%, 1/14/42
SLM Corp., 4.00%, 1/15/09                                 1,000,000     978,209

Wells Fargo Co., 5.13%, 9/1/12                            1,250,000    1,266,544
                                                                      ----------
                                                                      11,891,793
                                                                      ----------

FIRE, MARINE, AND CASUALTY INSURANCE (0.4%)
Berkley Corp., 5.13%, 9/30/10                             1,000,000      988,476
                                                                      ----------
FOOD PROCESSING (1.1%)
Dean Foods Co., 8.15%, 8/1/07                               750,000      791,250
General Mills, Inc., 5.13%, 2/15/07                       1,000,000    1,016,861
Hormel Foods Corp., 6.63%, 6/1/11                         1,000,000    1,097,112
                                                                      ----------
                                                                       2,905,223
                                                                      ----------

GENERAL MEDICAL & SURGICAL HOSPITALS (0.4%)
Healthcare (Hca), Inc., 6.95%, 5/1/12                     1,000,000    1,037,956
                                                                      ----------
GOVERNMENTS (FOREIGN) (0.2%)
CANADA (0.2%)
Province of Ontario, 5.70%, 12/1/08                         500,000      440,613
                                                                      ----------
INDUSTRIAL GASES (0.4%)
Praxair, Inc., 6.85%, 6/15/05                             1,150,000    1,157,336
                                                                      ----------
INDUSTRIAL GOODS & SERVICES (0.5%)
Masco Corp., 7.75%, 8/1/29 (b)                            1,000,000    1,256,483
                                                                      ----------
INSURANCE (1.3%)
Allstate Corp., 7.50%, 6/15/13                            1,100,000    1,274,943
Old Republic International Corp., 7.00%, 6/15/07          1,000,000    1,051,442
Principal Life Global, 6.25%, 2/15/12 (a)                 1,000,000    1,074,162
                                                                      ----------

                                                                       3,400,547
                                                                      ----------

INTERNAL COMBUSTION ENGINES, N.E.C. (0.4%)
Briggs & Stratton Corp., 8.88%, 3/15/11                   1,000,000    1,140,000
                                                                      ----------
MACHINERY - GENERAL INDUSTRIAL (0.4%)
Dover Corp., 6.45%, 11/15/05                              1,100,000    1,116,875
                                                                      ----------
MEDICAL - BIOMEDICAL/GENETIC (0.5%)
Amgen, Inc., 4.00%, 11/18/09                              1,500,000    1,461,039
                                                                      ----------
MEDICAL EQUIPMENT & SUPPLIES (0.4%)
Beckman Instruments, Inc., 7.05%, 6/1/26                  1,010,000    1,171,324
                                                                      ----------
NATURAL GAS PRODUCTION AND/OR DISTRIBUTION (2.0%)
Indiana Gas Co., 6.55%, 6/30/28                             250,000      264,275
Keyspan Corp., 8.00%, 11/15/30                              250,000      330,411
Keyspan Gas East, 7.88%, 2/1/10                           1,250,000    1,425,357
National Fuel Gas Co., 6.30%, 5/27/08                     1,000,000    1,046,842
Northern Natural Gas, 5.38%, 10/31/12 (a)                 1,000,000    1,020,448
Southern Union Co., 8.25%, 11/15/29                       1,050,000    1,333,077
                                                                      ----------
                                                                       5,420,410
                                                                      ----------

NETWORKING PRODUCTS (0.2%)
Anixter, Inc., 5.95%, 3/1/15 (b)                            500,000      493,867
                                                                      ----------
OIL & GAS EXPLORATION, PRODUCTION & SERVICES (2.7%)
Anadarko Finance Co., 7.50%, 5/1/31 (a)                   1,550,000    1,901,887
Burlington Resources, Inc., 7.38%, 3/1/29                 1,073,000    1,280,580
Conoco, Inc., 6.95%, 4/15/29                              1,075,000    1,281,428
EOG Resources, Inc., 6.00%, 12/15/08                      1,030,000    1,075,622
Pemex Project, 7.38%, 12/15/14                              500,000      535,000

Pioneer Natural Resource, 6.50%, 1/15/08                  1,000,000     1,047,288
XTO Energy, Inc., 7.50%, 4/15/12                            500,000       572,754
                                                                      -----------
                                                                        7,694,559
                                                                      -----------

OPERATIVE BUILDERS (0.1%)
Centex Corp., 7.38%, 6/1/05                                 300,000       301,388
                                                                      -----------
PUBLISHING: NEWSPAPERS (1.1%)
Knight- Ridder, Inc., 7.13%, 6/1/11                       1,500,000     1,676,774
Thomson Corp., 6.20%, 1/5/12 (b)                          1,200,000     1,292,486
                                                                      -----------
                                                                        2,969,260
                                                                      -----------

REAL ESTATE (0.8%)
EOP Operating LP, 7.00%, 7/15/11                          1,000,000     1,101,298
Vornado Realty, 4.50%, 8/15/09 (b)                        1,000,000       975,602
                                                                      -----------
                                                                        2,076,900
                                                                      -----------

RETAIL - DISCOUNT (0.4%)
Dollar General Corp., 8.63%, 6/15/10                      1,000,000     1,132,500
                                                                      -----------
RETAIL - FOOD (1.1%)
Delhaize America, Inc., 8.13%, 4/15/11                    1,000,000     1,111,521
Kroger Co., 7.63%, 9/15/06                                1,000,000     1,044,780
YUM! Brands, Inc., 8.88%, 4/15/11 (b)                       750,000       898,629
                                                                      -----------
                                                                        3,054,930
                                                                      -----------

SURGICAL AND MEDICAL INSTRUMENTS (0.4%)
Guidant Corp., 6.15%, 2/15/06                             1,000,000     1,018,487
                                                                      -----------
TELEPHONE - INTEGRATED (1.2%)
AT&T Corp., 6.50%, 3/15/13 (b)                            1,000,000     1,063,888
GTE California, Inc., 7.65%, 3/15/07                      1,000,000     1,059,456
Sprint Capital Corp., 7.63%, 1/30/11                      1,000,000     1,113,111
                                                                      -----------
                                                                        3,236,455
                                                                      -----------

TRANSPORTATION SERVICES (1.8%)
Golden State Petroleum Transportation, 8.04%, 2/1/19      1,000,000     1,073,920
Union Tank Car Co., 7.13%, 2/1/07                         1,550,000     1,627,808
United Parcel Service, 8.38%, 4/1/30                      1,500,000     2,076,876
                                                                      -----------
                                                                        4,778,604
                                                                      -----------

UTILITIES - NATURAL GAS (0.9%)
Michigan Consolidated Gas Co., 8.25%, 5/1/14              2,050,000     2,498,210
                                                                      -----------
TOTAL CORPORATE BONDS                                                 100,274,891
                                                                      -----------

CORPORATE NOTES (1.0%)
COMMUNITY DEVELOPMENT (1.0%)
MMA Community Development                                 1,425,000     1,412,204
Investment, Inc., 2.89%, 12/31/06, (c) +
MMA Community Development                                 1,350,000     1,334,718
                                                                      -----------
Investment, Inc., 1.93%, 12/31/06, (c) +

TOTAL CORPORATE NOTES                                                   2,746,922
                                                                      -----------

INTEREST ONLY BOND (0.3%)
FREDDIE MAC (0.1%)
5.00%, 5/15/23                                            3,458,133       275,454
                                                                      -----------
GOVERNMENT NATIONAL MORTGAGE ASSOC. (0.2%)
1.12%, 4/16/27 +                                         13,481,941       617,267
                                                                      -----------

TOTAL INTEREST ONLY BOND                                                892,721
                                                                      ---------

MEDIUM TERM NOTES (0.4%)
ELECTRIC - INTEGRATED (0.4%)
Puget Sound Energy, Inc., 6.74%, 6/15/18                  1,000,000   1,125,024
                                                                      ---------
TOTAL MEDIUM TERM NOTES                                               1,125,024
                                                                      ---------

MUNICIPAL BONDS (0.3%)
GENERAL OBLIGATIONS (0.2%)
MONTANA (0.2%)
Billings Federal Office LTD., 7.25%, 2/15/15                379,000     397,154
                                                                      ---------
URBAN AND COMMUNITY DEVELOPMENT (0.1%)
NEW YORK (0.1%)
United Nations Development Corp., 8.80%, 7/1/26             300,000     309,864
                                                                      ---------
TOTAL MUNICIPAL BONDS                                                   707,018
                                                                      ---------

MUTUAL FUND (0.5%)
MUTUAL FUNDS (0.5%)
Pax World High Yield Fund                                   164,827   1,427,406
                                                                      ---------
TOTAL MUTUAL FUND                                                     1,427,406
                                                                      ---------

U.S. GOVERNMENT AGENCIES (58.6%)
FANNIE MAE (30.7%)
2.25%, 5/15/06 (b)                                        1,750,000   1,721,111
5.25%, 6/15/06                                              750,000     762,492
7.25%, 1/1/07                                             1,625,000   1,732,148
4.75%, 1/2/07                                             1,250,000   1,264,440
5.00%, 1/15/07 (b)                                          750,000     763,607
6.63%, 10/15/07 (b)                                         450,000     477,135
5.25%, 1/15/09 (b)                                        5,800,000   5,977,844
7.25%, 1/15/10                                            2,700,000   3,014,329
6.63%, 11/15/10                                           2,750,000   3,023,996
7.45%, 10/1/11                                            3,092,764   3,232,978
6.13%, 3/15/12 (b)                                        2,700,000   2,921,543
4.38%, 3/15/13                                            2,250,000   2,192,004
4.38%, 7/17/13                                            5,250,000   5,028,859
4.13%, 4/15/14 (b)                                        2,100,000   1,993,559
4.63%, 10/15/14 (b)                                       3,500,000   3,426,419
7.35%, 1/1/15                                               387,596     426,173
7.00%, 7/1/15                                                27,594      29,291
5.00%, 7/1/18                                             1,261,657   1,262,345
5.00%, 9/1/18                                             1,710,014   1,710,946
7.00%, 11/1/19                                              158,120     167,329
7.00%, 11/1/19                                              265,238     280,686
7.00%, 1/1/24                                               838,297     883,434
5.00%, 4/1/24                                             2,251,951   2,223,259
8.50%, 9/1/26                                               529,744     578,079
7.00%, 8/1/29                                               999,516   1,053,334
6.50%, 6/1/32                                               587,872     611,207
6.00%, 10/1/32                                              486,687     498,106
5.00%, 2/1/33                                             1,622,909   1,591,263
5.50%, 3/1/33                                             1,301,758   1,306,982
5.50%, 4/1/33                                               885,821     888,754

3.59%, 6/1/33 +                                           1,336,214    1,342,604
6.00%, 8/1/33                                             1,301,852    1,331,035
6.00%, 10/1/33                                            1,201,001    1,227,924
4.36%, 10/1/33                                            2,414,869    2,417,914
5.50%, 2/1/34                                             1,633,615    1,637,206
5.50%, 2/1/34                                             1,619,722    1,623,282
4.06%, 2/1/34 +                                           2,445,748    2,478,611
3.86%, 4/1/34 +                                           1,122,661    1,131,175
3.02%, 4/1/34 +                                             632,226      653,478
5.50%, 5/1/34                                             1,851,747    1,857,878
4.25%, 5/1/34 +                                           1,633,574    1,615,080
6.00%, 8/1/34                                             1,625,063    1,661,492
5.50%, 10/1/34                                            1,899,857    1,903,914
5.00%, 10/1/34                                            2,051,431    2,006,940
6.00%, 11/1/34                                            2,153,548    2,201,824
5.50%, 11/1/34                                            1,952,369    1,956,660
5.50%, 1/1/35                                             2,972,452    2,978,800
5.50%, 1/1/35                                             1,970,906    1,975,238
                                                                      ----------
                                                                      83,044,707
                                                                      ----------

FEDERAL HOME LOAN BANK (1.5%)
6.50%, 11/15/05                                             750,000      763,847
3.75%, 8/15/07 (b)                                        1,000,000      991,132
4.13%, 8/13/10                                            1,000,000      978,276
6.63%, 11/15/10                                             900,000      989,143
3.88%, 6/14/13 (b)                                          300,000      283,829
                                                                      ----------
                                                                       4,006,227
                                                                      ----------

FREDDIE MAC (23.2%)
5.95%, 1/19/06                                              300,000      305,421
3.30%, 9/14/07                                            1,000,000      981,775
2.75%, 3/15/08 (b)                                        3,850,000    3,698,318
9.00%, 6/1/08                                                 1,897        2,081
6.75%, 1/15/09                                              440,697      451,485
5.75%, 3/15/09                                            3,250,000    3,410,976
3.75%, 7/15/09                                            1,000,000    1,331,974
4.00%, 9/1/10                                             1,670,107    1,638,507
6.88%, 9/15/10                                            3,000,000    3,331,815
5.00%, 7/15/14 (b)                                        2,000,000    2,020,978
4.50%, 1/15/15 (b)                                        3,750,000    3,643,455
6.00%, 9/1/17                                             2,309,895    2,387,313
5.50%, 9/1/17                                             1,552,519    1,585,831
5.00%, 10/1/17                                            1,163,183    1,165,526
5.50%, 11/1/17                                            1,732,289    1,769,459
6.00%, 2/1/18                                             1,160,091    1,198,833
5.00%, 5/1/18                                             1,051,511    1,053,218
4.50%, 6/1/18                                             2,619,038    2,569,226
5.00%, 9/1/18                                             1,554,362    1,556,886
5.00%, 9/1/18                                             1,479,071    1,481,473
5.00%, 10/1/18                                            1,580,385    1,582,951
5.00%, 11/1/18                                            1,626,267    1,628,907
5.00%, 7/1/23                                             2,313,776    2,285,890
5.00%, 4/15/29                                            2,000,000      464,715
6.75%, 9/15/29                                              675,000      818,846
7.00%, 2/1/30                                             1,265,531    1,332,090
7.50%, 7/1/30                                             1,274,733    1,363,685
6.50%, 2/1/31                                               101,002      104,831
7.00%, 3/1/31                                               846,390      890,905
6.75%, 3/15/31                                            2,380,000    2,902,172

6.50%, 5/1/31                                                        261,133          271,102
6.50%, 8/1/31                                                         65,064           67,638
6.50%, 2/1/32                                                        578,561          601,451
6.00%, 10/1/32                                                     1,700,639        1,742,818
5.50%, 11/15/32                                                    1,200,000          452,356
5.50%, 8/1/33                                                      2,656,841        2,668,625
5.50%, 11/1/33                                                     1,748,448        1,756,203
5.50%, 12/1/33                                                     1,513,614        1,520,327
3.07%, 5/1/34 +                                                    1,775,066        1,746,751
2.95%, 5/1/34 +                                                    1,306,774        1,276,084
6.00%, 11/1/34                                                     1,813,371        1,856,510
                                                                                -------------
                                                                                   62,919,407
                                                                                -------------

GOVERNMENT NATIONAL MORTGAGE ASSOC. (3.1%)
7.50%, 9/15/07                                                        65,465           68,728
6.75%, 4/15/16                                                       151,244          160,739
7.00%, 12/20/30                                                      322,114          339,295
6.50%, 4/20/31                                                       361,593          376,987
6.50%, 7/20/31                                                       300,125          312,639
7.00%, 10/20/31                                                      178,663          188,193
6.50%, 10/20/31                                                      659,321          687,390
7.00%, 3/20/32                                                       826,691          870,787
6.50%, 5/20/32                                                       395,338          412,175
3.50%, 1/20/34                                                     1,905,181        1,929,678
6.93%, 9/15/39                                                     2,053,050        2,187,258
6.85%, 10/15/39                                                      729,147          775,448
                                                                                -------------
                                                                                    8,309,317
                                                                                -------------

SMALL BUSINESS ADMINISTRATION (0.1%)
3.04%, 9/25/18 +                                                     155,996          156,022
                                                                                -------------
TOTAL U.S. GOVERNMENT AGENCIES                                                    158,435,680
                                                                                -------------

U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES* (1.3%)
FANNIE MAE (1.3%)
2.60%, 4/4/05                                                      3,500,000        3,499,213
                                                                                -------------
TOTAL U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES*                                    3,499,213
                                                                                -------------

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (13.5%)
SHORT TERM (13.5%)
Bank of New York City                                                 15,415           15,415
Northern Institutional Liquid Asset Portfolio                     35,479,341       35,479,341
U.S. Treasury Bond, 6.63%, 2/15/27                                     2,400            2,400
U.S. Treasury Bond, 5.25%, 2/15/29                                 1,044,273        1,044,273
TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                         36,541,429
                                                                                -------------

TOTAL INVESTMENTS (COST $305,061,509) (D) - 112.9%                                305,703,140
LIABILITIES IN EXCESS OF OTHER ASSETS- (12.9)%                                    (34,818,116)
                                                                                -------------
NET ASSETS - 100.0%                                                             $ 270,885,024
                                                                                =============

-------------
Percentages indicated are based on net assets of $270,885,024.

(a) 144A security which is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees.

(b) All or part of this security was on loan as of March 31, 2005.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Date presented reflects next rate change date.

(d) Represents cost for financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation...............  $  3,347,668
Unrealized depreciation...............  $ (2,706,037)
                                        ------------
Net unrealized appreciation...........  $    641,631
                                        ============

* Effective yields at purchase.

+ Variable rate security. Rates presented are the rates in effect at March 31, 2005.

ACES -Automatic Common Exchange Securities

OPEN SWAP AGREEMENTS

                                                                         UNREALIZED
                                                                        APPRECIATION
Morgan Stanley 5 Year Credit Default Swap Agreement, based upon           $   430
Gannett Co., Inc., 6.375%, 4/1/12, Maturity 12/20/09, (Notional
amount of $1,000,000)

                                                                         UNREALIZED
                                                                        DEPRECIATION
Morgan Stanley 5 Year Credit Default Swap Agreement, based upon          ($17,684)
AT&T Corp., 7.30%, 11/15/11, Maturity 3/20/10, (Notional amount of $1,000,000)

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

MMA PRAXIS CORE STOCK FUND
Schedule of Portfolio Investments
March 31, 2005
(Unaudited)

                                                                   SHARES                   VALUE
                                                                   -------              -------------
COMMON STOCKS (96.2%)
BANKS (5.3%)
Bank of America Corp.                                              160,000              $   7,056,000
Wells Fargo Co.                                                    158,000                  9,448,400
                                                                                        -------------
                                                                                           16,504,400
                                                                                        -------------

BEVERAGES (2.8%)
PepsiCo, Inc.                                                      167,000                  8,856,010
                                                                                        -------------
BROKERAGE SERVICES (2.6%)
Goldman Sachs Group, Inc. (a)                                       37,000                  4,069,630
J.P. Morgan Chase & Co.                                            118,852                  4,112,279
                                                                                        -------------
                                                                                            8,181,909
                                                                                        -------------

CHEMICALS - GENERAL (1.9%)
Air Products & Chemicals, Inc.                                      94,000                  5,949,260
                                                                                        -------------
COMPUTERS & PERIPHERALS (4.6%)
Cisco Systems, Inc. (b)                                            227,000                  4,061,030
Dell, Inc. (b)                                                     134,000                  5,148,280
EMC Corp. (b)                                                       51,000                    628,320
Intel Corp.                                                        199,000                  4,622,770
                                                                                        -------------
                                                                                           14,460,400
                                                                                        -------------

CONSUMER GOODS & SERVICES (2.8%)
Procter & Gamble Co.                                               167,000                  8,851,000
                                                                                        -------------
CONTAINERS - PAPER & PLASTIC (1.8%)
Sonoco Products Co.                                                192,640                  5,557,664
                                                                                        -------------
COSMETICS & TOILETRIES (2.7%)
Colgate-Palmolive Co. (a)                                           48,000                  2,504,160
Kimberly Clark Corp.                                                89,600                  5,889,408
                                                                                        -------------
                                                                                            8,393,568
                                                                                        -------------

ELECTRONIC & ELECTRICAL - GENERAL (5.7%)
Emerson Electric Co.                                               107,000                  6,947,510
Jabil Circuit, Inc. (b)                                            195,000                  5,561,400
Texas Instruments, Inc.                                             87,000                  2,217,630
Thomas & Betts Corp. (b)                                            90,600                  2,926,380
                                                                                        -------------
                                                                                           17,652,920
                                                                                        -------------

FINANCIAL SERVICES (6.4%)
Citigroup, Inc.                                                    159,500                  7,167,930
Fannie Mae                                                         115,000                  6,261,750
MBNA Corp.                                                         261,000                  6,407,550
                                                                                        -------------
                                                                                           19,837,230
                                                                                        -------------

FOOD DISTRIBUTORS & WHOLESALERS (1.6%)
Sysco Corp.                                                        138,000                  4,940,400
                                                                                        -------------
FOOD PRODUCTS (2.5%)
General Mills, Inc.                                                 82,000                  4,030,300
Sara Lee Corp.                                                     175,000                  3,878,000
                                                                                        -------------
                                                                                            7,908,300
                                                                                        -------------

HOME DECORATION PRODUCTS (1.4%)
Newell Rubbermaid, Inc. (a)                                        206,100                  4,521,834
                                                                                        -------------

INDUSTRIAL GOODS & SERVICES (1.8%)
Masco Corp.                                                        163,000                  5,651,210
                                                                                           ----------
INSURANCE (5.9%)
Allstate Corp.                                                      90,000                  4,865,400
American International Group, Inc.                                 115,000                  6,372,150
Chubb Corp.                                                         54,000                  4,280,580
Protective Life Corp.                                               70,000                  2,751,000
                                                                                           ----------
                                                                                           18,269,130
                                                                                           ----------

MANUFACTURING (2.5%)
3M Co.                                                              39,000                  3,341,910
Dover Corp.                                                        107,500                  4,062,425
Steelcase, Inc., Class A (a)                                        23,000                    317,400
                                                                                           ----------
                                                                                            7,721,735
                                                                                           ----------

MEDICAL - BIOMEDICAL/GENETIC (0.7%)
Amgen, Inc. (a)(b)                                                  36,000                  2,095,560
                                                                                           ----------
MEDICAL SUPPLIES (7.1%)
Biomet, Inc.                                                        51,000                  1,851,300
Johnson & Johnson, Inc.                                            169,500                 11,383,620
Medtronic, Inc.                                                    170,000                  8,661,500
                                                                                           ----------
                                                                                           21,896,420
                                                                                           ----------

MULTIMEDIA  (0.8%)
Time Warner, Inc. (b)                                              139,300                  2,444,715
                                                                                           ----------
NEWSPAPERS (1.1%)
Gannett Co., Inc.                                                   45,000                  3,558,600
                                                                                           ----------
OFFICE EQUIPMENT & SERVICES (1.7%)
Pitney Bowes, Inc.                                                 120,000                  5,414,400
                                                                                           ----------
OIL & GAS EXPLORATION, PRODUCTION & SERVICES (3.8%)
Anadarko Petroleum Corp.                                            88,200                  6,712,020
ENSCO International, Inc.                                           54,900                  2,067,534
Transocean Sedco Forex, Inc. (b)                                    62,000                  3,190,520
                                                                                           ----------
                                                                                           11,970,074
                                                                                           ----------

OIL - INTEGRATED (3.6%)
BP Amoco PLC ADR                                                   179,000                 11,169,600
                                                                                           ----------
OILFIELD SERVICES & EQUIPMENT (1.1%)
Schlumberger Ltd.                                                   50,000                  3,524,000
                                                                                           ----------
PAPER & RELATED PRODUCTS (0.0%)
Neenah Paper, Inc.* (a)                                              2,715                     91,278
                                                                                           ----------
PHARMACEUTICALS (6.6%)
Cardinal Health, Inc.                                              169,000                  9,430,200
Merck & Co., Inc.                                                   66,000                  2,136,420
Pfizer, Inc.                                                       334,000                  8,774,180
                                                                                           ----------
                                                                                           20,340,800
                                                                                           ----------

RAILROADS (1.1%)
Norfolk Southern Corp.                                              93,000                  3,445,650
                                                                                           ----------
RESTAURANTS (0.9%)
Wendy's International, Inc.                                         71,900                  2,806,976
                                                                                           ----------
RETAIL (6.8%)
Dollar General Corp.                                               240,999                  5,280,288
Lowe's Cos., Inc.                                                  111,000                  6,336,990
Target Corp.                                                       188,000                  9,403,760
                                                                                           ----------
                                                                                           21,021,038
                                                                                           ----------

SOFTWARE & COMPUTER SERVICES  (5.5%)
First Data Corp.                                                   105,000                  4,127,550
Microsoft Corp.                                                    333,000                  8,048,610
Oracle Corp. (b)                                                   397,000                  4,954,560
                                                                                        -------------
                                                                                           17,130,720
                                                                                        -------------

TECHNOLOGY (0.5%)
Applied Materials, Inc. (b)                                         93,800                  1,524,250
                                                                                        -------------
TELECOMMUNICATIONS (1.9%)
SBC Communications, Inc.                                           124,950                  2,960,066
Verizon Communications, Inc.                                        87,000                  3,088,500
                                                                                        -------------
                                                                                            6,048,566
                                                                                        -------------

TRANSPORTATION SERVICES (0.7%)
FedEx Corp.                                                         23,000                  2,160,850
                                                                                        -------------
TOTAL COMMON STOCKS                                                                       299,900,467
                                                                                        -------------

U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES ** (2.6%)
FANNIE MAE (2.6%)
2.60%, 4/4/05                                                    8,250,000                  8,248,144
                                                                                        -------------
TOTAL U.S. GOVERNMENT AGENCIES  - DISCOUNT NOTES**                                          8,248,144
                                                                                        -------------

CORPORATE NOTES (0.9%)
COMMUNITY DEVELOPMENT (0.9%)
MMA Community Development                                        1,395,000                  1,379,209
Investment, Inc., 1.93%, 6/1/05, (c) +
MMA Community Development                                        1,570,000                  1,555,901
                                                                                        -------------
Investment, Inc., 2.89%, 6/1/05, (c) +
TOTAL CORPORATE NOTES                                                                       2,935,110
                                                                                        -------------

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (2.3%)
SHORT TERM (2.3%)
Northern Institutional Liquid Asset Portfolio                    7,095,382                  7,095,382
TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                                  7,095,382
                                                                                        -------------

TOTAL INVESTMENTS (COST $294,136,895) (d) - 102.0%                                        318,179,103
LIABILITIES IN EXCESS OTHER ASSETS - (2.0)%                                                (6,281,317)
                                                                                        -------------
NET ASSETS - 100.0%                                                                     $ 311,897,786
                                                                                        =============

------------

Percentages indicated are based on net assets of $311,897,786.

(a) All or part of this security was on loan as of March 31, 2005.

(b) Represents non-income producing securities.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Date presented reflects next rate change date.

(d) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:"

Unrealized appreciation...............      $ 48,534,178
Unrealized depreciation...............       (24,491,970)
                                            ------------
Net unrealized appreciation...........      $ 24,042,208
                                            ============

*     Less than 0.1%

**    Effective yield at purchase.

+     "Variable rate security. Rates presented are the rates in effect at March
31, 2005."

ADR - American Depositary Receipt

PLC - Public Liability Co.

Futures Contracts Purchased

                                                                                                            UNREALIZED
                                                                                         CONTRACTS         DEPRECIATION
S&P 500 Index Futures Contract, expiring September 2005
(underlying face amount at value $3,392,812.50)                                             11             $(122,787.50)

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

MMA PRAXIS VALUE INDEX FUND
Schedule of Portfolio Investments
March 31, 2005
(Unaudited)

                                                                    SHARES                             VALUE
                                                                    ------                          -----------
COMMON STOCKS  (98.2%)
ADVERTISING AGENCIES (0.2%)
Interpublic Group of Co., Inc. (a)                                   6,190                          $    76,013
                                                                                                    -----------
AIRLINES (0.2%)
Southwest Airlines Co.                                               5,120                               72,909
                                                                                                    -----------
APPAREL MANUFACTURERS (0.5%)
Jones Apparel Group, Inc.                                            1,590                               53,249
Liz Claiborne, Inc.                                                  1,350                               54,176
V.F. Corp.                                                           1,550                               91,667
                                                                                                    -----------
                                                                                                        199,092
                                                                                                    -----------

AUTOMOTIVE (1.0%)
AutoNation, Inc. (a)                                                 2,900                               54,926
Cummins Engine, Inc.                                                   640                               45,024
Ford Motor Co.                                                      26,760                              303,191
Lear Corp.                                                             700                               31,052
                                                                                                    -----------
                                                                                                        434,193
                                                                                                    -----------

BANKS (16.8%)
AmSouth Bancorp.                                                     4,960                              128,712
Bank of America Corp.                                               59,760                            2,635,415
Bank of New York Co., Inc.                                           4,230                              122,882
BB&T Corp.                                                           8,170                              319,284
Comerica, Inc.                                                       2,380                              131,090
Golden West Financial Corp.                                          1,100                               66,550
Huntington Bancshares, Inc.                                          3,230                               77,197
KeyCorp                                                              5,780                              187,561
M & T Bank Corp.                                                     1,150                              117,369
Marshall & Ilsley Corp.                                              3,120                              130,260
National City Corp.                                                  9,910                              331,985
Northern Trust Corp.                                                   251                               10,903
Regions Financial Corp.                                              6,490                              210,276
State Street Corp.                                                   1,630                               71,264
SunTrust Banks, Inc.                                                 5,420                              390,619
U.S. Bancorp.                                                       27,620                              796,008
Wachovia Corp.                                                      23,460                            1,194,349
Wells Fargo Co.                                                      6,680                              399,464
Zions Bancorp.                                                         740                               51,075
                                                                                                    -----------
                                                                                                      7,372,263
                                                                                                    -----------

BEVERAGES (0.4%)
Coca-Cola Enterprises, Inc.                                          6,550                              134,406
Pepsiamericas, Inc.                                                  1,630                               36,936
                                                                                                    -----------
                                                                                                        171,342
                                                                                                    -----------

BROADCAST SERVICES & PROGRAMMING (0.5%)
Clear Channel Communications, Inc.                                   6,090                              209,922
Univision Communications, Inc. (a)(b)                                1,130                               31,290
                                                                                                    -----------
                                                                                                        241,212
                                                                                                    -----------

BROKERAGE SERVICES (9.3%)
A.G. Edwards, Inc.                                                     814                               36,467
Bear Stearns Co., Inc.                                               1,680                              167,832

Goldman Sachs Group, Inc.                                            3,260                              358,567
J.P. Morgan Chase & Co.                                             52,710                            1,823,766
Lehman Brothers Holdings, Inc.                                       3,940                              370,990
Merrill Lynch & Co.                                                  7,810                              442,046
Morgan Stanley Dean Witter & Co.                                    16,010                              916,573
                                                                                                      ---------
                                                                                                      4,116,241
                                                                                                      ---------

CABLE TV (1.3%)
Comcast Corp., Class A (a)                                          10,690                              361,108
Comcast Corp., Special Class A (a)                                   6,540                              218,436
                                                                                                      ---------
                                                                                                        579,544
                                                                                                      ---------

CHEMICALS - GENERAL (0.8%)
Air Products & Chemicals, Inc.                                       3,170                              200,629
Engelhard Corp.                                                      1,310                               39,339
Sovereign Bancorp                                                    5,480                              121,437
                                                                                                      ---------
                                                                                                        361,405
                                                                                                      ---------

COMPUTERS & PERIPHERALS (3.0%)
Ceridian Corp. (a)                                                     448                                7,638
EMC Corp. (a)                                                        2,680                               33,018
Hewlett-Packard Co.                                                 44,170                              969,090
NCR Corp. (a)                                                        2,600                               87,724
Sun Microsystems, Inc. (a)                                          46,960                              189,718
Sungard Data Systems (a)                                             1,330                               45,885
                                                                                                      ---------
                                                                                                      1,333,073
                                                                                                      ---------

CONSUMER PRODUCTS (0.0%)
Bausch & Lomb, Inc.                                                    250                               18,325
                                                                                                      ---------
CONTAINERS - PAPER & PLASTIC (0.2%)
Bemis Co., Inc.                                                      1,270                               39,522
Sonoco Products Co. (b)                                              1,370                               39,525
                                                                                                      ---------
                                                                                                         79,047
                                                                                                      ---------

COSMETICS & TOILETRIES (0.0%)
Alberto-Culver Co., Class B                                            136                                6,509
                                                                                                      ---------
DISTRIBUTION (0.3%)
Genuine Parts Co.                                                    2,580                              112,204
W.W. Grainger, Inc.                                                    350                               21,795
                                                                                                      ---------
                                                                                                        133,999
                                                                                                      ---------

ELECTRIC SERVICES (0.8%)
Cinergy Corp.                                                        2,530                              102,516
Consolidated Edison, Inc.                                            3,380                              142,567
NiSource, Inc.                                                       3,349                               76,324
Pepco Holdings, Inc.                                                 2,130                               44,709
                                                                                                      ---------
                                                                                                        366,116
                                                                                                      ---------

ELECTRONIC & ELECTRICAL - GENERAL (0.5%)
Advanced Micro Devices, Inc. (a)(b)                                  1,350                               21,762
American Power Conversion Corp.                                        960                               25,066
Fisher Scientific International, Inc. (a)                            1,640                               93,348
Jabil Circuit, Inc. (a)                                                 84                                2,396
Micron Technology, Inc. (a)                                          3,760                               38,878
Molex, Inc. (b)                                                        212                                5,588
Molex, Inc., Class A (b)                                               196                                4,626
Novellus Systems, Inc. (a)(b)                                          974                               26,035
Sanmina-SCI Corp. (a)                                                1,945                               10,153
Solectron Corp. (a)(b)                                               2,980                               10,341
                                                                                                      ---------
                                                                                                        238,193
                                                                                                      ---------

ENERGY (0.6%)

Valero Energy                                                        3,800                              278,426
                                                                                                      ---------
FINANCIAL SERVICES (9.4%)
Ambac Financial Group, Inc.                                            586                               43,804
Capital One Financial Corp.                                            880                               65,798
Charles Schwab Corp.                                                   560                                5,886
Cit Group, Inc.                                                      2,930                              111,340
Citigroup, Inc.                                                     44,530                            2,001,177
Countrywide Credit Industries, Inc.                                  4,300                              139,578
E*Trade Group, Inc. (a)                                              2,390                               28,680
First Horizon Natl Corp.                                             1,720                               70,159
Franklin Resources, Inc.                                               350                               24,028
Freddie Mac                                                         10,200                              644,639
Janus Capital Group, Inc.                                            3,070                               42,827
MBIA, Inc.                                                             976                               51,025
MBNA Corp.                                                           4,820                              118,331
MGIC Investment Corp.                                                  853                               52,605
PNC Financial Services Group                                         3,950                              203,346
Providian Financial Corp. (a)                                        4,090                               70,184
Washington Mutual, Inc.                                             11,990                              473,604
                                                                                                      ---------
                                                                                                      4,147,011
                                                                                                      ---------

FOOD DISTRIBUTORS & WHOLESALERS (0.8%)
Albertsons, Inc. (b)                                                 5,140                              106,141
Dean Foods Co. (a)                                                   1,870                               64,141
Safeway, Inc. (a)                                                    6,550                              121,372
SUPERVALU, Inc.                                                      1,740                               58,029
                                                                                                      ---------
                                                                                                        349,683
                                                                                                      ---------

FOOD PRODUCTS (0.6%)
Kraft Foods, Inc.                                                    7,400                              244,570
                                                                                                      ---------
FOOD STORES (0.4%)
Kroger Co. (a)                                                      10,320                              165,430
                                                                                                      ---------
FORESTRY (0.2%)
Plum Creek Timber Co., Inc.                                          2,560                               91,392
                                                                                                      ---------
FURNITURE & HOME FURNISHINGS (0.1%)
Leggett & Platt, Inc.                                                  940                               27,147
                                                                                                      ---------
HEALTH CARE SERVICES (0.9%)
Aetna, Inc.                                                          1,880                              140,906
AmerisourceBergen Corp.                                                530                               30,364
Humana, Inc. (a)                                                       850                               27,149
McKesson HBOC, Inc.                                                  1,970                               74,368
Medco Health Solutions, Inc. (a)(b)                                  1,290                               63,945
Tenet Healthcare Corp. (a)                                           5,540                               63,876
                                                                                                      ---------
                                                                                                        400,608
                                                                                                      ---------

HOTELS & MOTELS (0.1%)
Starwood Hotels & Resorts Worldwide, Inc.                              984                               59,070
                                                                                                      ---------
INDUSTRIAL GOODS & SERVICES (0.3%)
Masco Corp.                                                          3,440                              119,265
                                                                                                      ---------
INSTRUMENTS - SCIENTIFIC (0.0%)
PerkinElmer, Inc.                                                      770                               15,885
                                                                                                      ---------
INSURANCE (8.4%)
AFLAC, Inc.                                                          1,290                               48,065
Allstate Corp.                                                       9,920                              536,275
American International Group, Inc.                                  13,330                              738,614
Aon Corp.                                                            4,216                               96,293

Chubb Corp.                                                          2,870                              227,505
CIGNA Corp.                                                          1,870                              166,991
Cincinnati Financial Corp.                                           2,460                              107,281
Hartford Financial Services Group, Inc.                              3,050                              209,108
Jefferson-Pilot Corp.                                                1,910                               93,686
Lincoln National Corp.                                               1,800                               81,252
Marsh & McLennan Cos., Inc.                                          7,360                              223,891
MetLife, Inc.                                                        8,170                              319,447
Principal Financial Group, Inc.                                      2,039                               78,481
Protective Life Corp.                                                  970                               38,121
SAFECO Corp.                                                         1,770                               86,217
St. Paul Cos., Inc.                                                  9,790                              359,587
Torchmark Corp.                                                      1,170                               61,074
UnumProvident Corp. (b)                                              4,140                               70,463
Wellpoint, Inc. (a)                                                  1,150                              144,153
Wesco Financial Corp. (b)                                               80                               30,798
                                                                                                      ---------
                                                                                                      3,717,302
                                                                                                      ---------

INSURANCE PROPERTY-CASUALTY (0.7%)
ACE Ltd.                                                             3,970                              163,842
XL Capital, Ltd.                                                     1,940                              140,398
                                                                                                      ---------
                                                                                                        304,240
                                                                                                      ---------

MACHINERY (0.4%)
Ingersoll-Rand Co., Ltd.                                             2,400                              191,160
                                                                                                      ---------
MANUFACTURING (0.4%)
Brunswick Corp.                                                        470                               22,020
Cooper Industries, Ltd., Class A                                     1,280                               91,545
Dover Corp.                                                          1,190                               44,970
SPX Corp. (b)                                                          583                               25,232
                                                                                                      ---------
                                                                                                        183,767
                                                                                                      ---------

MEDICAL - BIOMEDICAL/GENETIC (0.1%)
Biogen Idec, Inc. (a)                                                  330                               11,388
Chiron Corp. (a)(b)                                                    970                               34,009
                                                                                                      ---------
                                                                                                         45,397
                                                                                                      ---------

MEDICAL - HOSPITALS (0.3%)
HCA, Inc.                                                            2,000                              107,140
Health Management Associates, Inc., Class A (b)                        680                               17,802
                                                                                                      ---------
                                                                                                        124,942
                                                                                                      ---------

MEDICAL SUPPLIES (0.1%)
Hillenbrand Industry, Inc.                                             860                               47,704
                                                                                                      ---------
METALS (0.6%)
Alcan, Inc. (b)                                                      5,150                              195,287
Novelis, Inc.                                                        1,030                               22,578
Nucor Corp. (b)                                                        762                               43,861
                                                                                                      ---------
                                                                                                        261,726
                                                                                                      ---------

MULTIMEDIA (2.2%)
Time Warner, Inc. (a)                                               56,260                              987,363
                                                                                                      ---------
NEWSPAPERS (1.0%)
Gannett Co., Inc.                                                    3,560                              281,525
Tribune Co.                                                          4,440                              177,023
                                                                                                      ---------
                                                                                                        458,548
                                                                                                      ---------

OFFICE EQUIPMENT & SERVICES (0.5%)
Xerox Corp. (a)                                                     13,320                              201,798
                                                                                                      ---------
OIL & GAS EXPLORATION, PRODUCTION & SERVICES (3.9%)

Anadarko Petroleum Corp.                                             3,450                              262,545
Apache Corp.                                                         4,830                              295,740
Burlington Resources, Inc.                                           5,470                              273,883
Devon Energy Corp.                                                   7,190                              343,322
ENSCO International, Inc.                                              745                               28,057
EOG Resources, Inc.                                                  3,420                              166,691
GlobalSantaFe Corp.                                                    920                               34,077
Nabors Industries, Ltd. (a)                                            190                               11,237
Noble Corp.                                                            980                               55,086
ONEOK, Inc.                                                          1,440                               44,381
Rowan Cos., Inc.                                                     1,500                               44,895
Transocean Sedco Forex, Inc. (a)                                     3,550                              182,683
                                                                                                      ---------
                                                                                                      1,742,597
                                                                                                      ---------

OIL & GAS TRANSMISSION (0.7%)
El Paso Corp.                                                        8,980                               95,008
KeySpan Corp.                                                        2,010                               78,330
Sempra Energy                                                        3,410                              135,855
                                                                                                      ---------
                                                                                                        309,193
                                                                                                      ---------

OIL - INTEGRATED (10.3%)
BP Amoco PLC ADR                                                    52,760                            3,292,224
ConocoPhillips                                                      10,210                            1,101,046
Sunoco, Inc. (b)                                                     1,020                              105,590
                                                                                                      ---------
                                                                                                      4,498,860
                                                                                                      ---------

PAPER PRODUCTS (1.4%)
International Paper Co.                                              7,250                              266,727
MeadWestvaco Corp.                                                   2,590                               82,414
Temple-Inland, Inc.                                                    800                               58,040
Weyerhaeuser Co.                                                     3,350                              229,475
                                                                                                      ---------
                                                                                                        636,656
                                                                                                      ---------

PHARMACEUTICALS (0.5%)
Cardinal Health, Inc.                                                  970                               54,125
Caremark Rx, Inc. (a)                                                  820                               32,620
King Pharmaceuticals, Inc. (a)                                       3,370                               28,005
Mylan Laboratories, Inc.(b)                                          2,590                               45,895
Watson Pharmaceutical, Inc. (a)                                      1,530                               47,017
                                                                                                      ---------
                                                                                                        207,662
                                                                                                      ---------

PIPELINES (0.5%)
Kinder Morgan, Inc.                                                    310                               23,467
Questar Corp.                                                        1,180                               69,915
The Williams Cos., Inc.                                              7,770                              146,154
                                                                                                      ---------
                                                                                                        239,536
                                                                                                      ---------

PRINTING - COMMERCIAL (0.2%)
R.R. Donnelley & Sons Co.                                            3,070                               97,073
                                                                                                      ---------
RAILROADS (0.5%)
CSX Corp.                                                            3,050                              127,032
Norfolk Southern Corp.                                               2,650                               98,183
                                                                                                      ---------
                                                                                                        225,215
                                                                                                      ---------

RAW MATERIALS (0.2%)
Vulcan Materials Co. (b)                                             1,430                               81,267
                                                                                                      ---------
REAL ESTATE INVESTMENT TRUST (1.7%)
AMB Property Corp.                                                     980                               37,044
Apartment Investment & Management Co.                                1,390                               51,708
Avalonbay Communities, Inc.                                            880                               58,863
Duke Realty Investments, Inc.                                        2,060                               61,491

Equity Office Properties Trust                                       5,630                              169,632
Equity Residential Properties Trust                                  4,090                              131,739
ProLogis                                                             2,690                               99,799
Vornado Realty Trust                                                 1,780                              123,301
                                                                                                      ---------
                                                                                                        733,577
                                                                                                      ---------

RESIDENTIAL BUILDING CONSTRUCTION (0.3%)
Centex Corp.                                                           610                               34,935
KB Home                                                                382                               44,870
Pulte Homes, Inc.                                                      810                               59,640
                                                                                                      ---------
                                                                                                        139,445
                                                                                                      ---------

RESTAURANTS (1.3%)
McDonald's Corp.                                                    18,170                              565,814
Wendy's International, Inc.                                            518                               20,223
                                                                                                      ---------
                                                                                                        586,037
                                                                                                      ---------

RETAIL (2.6%)
Circuit City Stores, Inc. (b)                                        2,730                               43,817
Costco Wholesale Corp.                                               1,440                               63,619
CVS Corp.                                                            1,560                               82,087
Federated Department Stores, Inc.                                    2,270                              144,463
J.C. Penney Co., Inc.                                                3,990                              207,160
Limited, Inc.                                                        5,950                              144,585
May Department Stores Co.                                            4,080                              151,042
Office Depot, Inc. (a)                                               3,720                               82,510
Sears Holding Corp. (a)                                              1,013                              134,967
Toys "R" Us, Inc. (a)                                                3,180                               81,917
                                                                                                      ---------
                                                                                                      1,136,167
                                                                                                      ---------

SOFTWARE & COMPUTER SERVICES  (0.4%)
Affiliated Computer Services - Class A (a)                             320                               17,037
BMC Software, Inc. (a)                                               3,100                               46,500
Siebel Systems, Inc. (a)                                             3,470                               31,681
Unisys Corp. (a)                                                     4,690                               33,111
VERITAS Software Corp. (a)                                           2,480                               57,586
                                                                                                      ---------
                                                                                                        185,915
                                                                                                      ---------

TELECOMMUNICATIONS (9.3%)
ALLTEL Corp. (b)                                                     4,240                              232,564
AT&T Corp.                                                           7,670                              143,813
BellSouth Corp.                                                     27,100                              712,459
CenturyTel, Inc.                                                     1,880                               61,739
Citizens Communications Co.                                          4,110                               53,183
SBC Communications, Inc.                                            48,860                            1,157,493
Sprint Corp. (b)                                                    12,320                              280,280
Telephone & Data Systems, Inc.                                         150                               12,240
Verizon Communications, Inc.                                        40,980                            1,454,790
                                                                                                      ---------
                                                                                                      4,108,561
                                                                                                      ---------

TELECOMMUNICATIONS-SERVICES & EQUIPMENT (0.3%)
Comverse Technology, Inc. (a)                                          776                               19,571
JDS Uniphase Corp. (a)(b)                                              860                                1,436
Scientific-Atlanta, Inc.                                             2,140                               60,391
Tellabs, Inc. (a)                                                    5,210                               38,033
                                                                                                      ---------
                                                                                                        119,431
                                                                                                      ---------

TRANSPORTATION - SERVICES (0.1%)
Ryder System, Inc.                                                     900                               37,530
                                                                                                      ---------
TRAVEL SERVICES (0.1%)
Sabre Holdings Corp.                                                 1,890                               41,353
                                                                                                      ---------

TOTAL COMMON STOCKS                                                               43,347,985

CORPORATE NOTES (0.7%)
COMMUNITY DEVELOPMENT (0.7%)

MMA Community Development                                            75,000           74,151
Investment, Inc., 1.93%, 6/1/05, (c) +

MMA Community Development                                           235,000          232,890
                                                                                ------------
Investment, Inc., 2.89%, 6/1/05, (c) +

TOTAL CORPORATE NOTES                                                                307,041
                                                                                ------------
SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (3.3%)
SHORT TERM (3.3%)
Anz Bank Government                                                   3,713            3,713
Banco Santander Central Hispano S.A                                  18,671           18,671
Bank of New York City                                                   124              124
Chase Manhattan                                                           1                1
Lloyds Letter of Credit                                              56,008           56,008
LOCC HSBC Letter of Credit                                           24,894           24,894
Monte Dei Paschi di Seina                                            31,116           31,116
National Australia                                                   62,232           62,232
Northern Institutional Liquid Asset Portfolio                     1,055,473        1,055,473
Paribas Letter of Credit                                             74,678           74,678
Royal Bank Canada Letter of Credit                                   37,339           37,339
San Paolo Imi Bank                                                   24,893           24,893
Standard Chartered Bank Letter of Credit                              9,428            9,428
U.S. Treasury Bill, 2.72%, 6/23/05                                   13,363           13,363
U.S. Treasury Bill, 2.64%, 6/30/05                                    5,134            5,134
U.S. Treasury Bond, 6.25%, 8/15/23                                    2,527            2,527
U.S. Treasury Note, 3.50%, 1/15/11                                    1,375            1,375
Westpac Letter of Credit                                             18,545           18,545
TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                         1,439,513
                                                                                ------------
TOTAL INVESTMENTS (COST $40,160,628) (d) - 102.2%                                 45,094,539
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%                                      (972,752)
                                                                                ------------
NET ASSETS - 100.0%                                                             $ 44,121,787
                                                                                ============

---------------
Percentages indicated are based on net assets of $44,121,787.

(a)   Represents non-income producing securities.

(b)   All or part of this security was on loan as of March 31, 2005.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Date presented reflects next rate change date.

(d) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation ......    $ 6,945,864
Unrealized depreciation ......     (2,011,953)
                                  -----------
Net unrealized appreciation...    $ 4,933,911
                                  ===========

+ Variable rate security. Rates presented are the rates in effect at March 31, 2005.

ADR-  American Depository Receipt
PLC - Public Liability Co.

FUTURES CONTRACTS PURCHASED

                                                                               UNREALIZED
                                                                 CONTRACTS    DEPRECIATION
                                                                 ---------    ------------
S&P 500 Barra Val Index Futures Contract, expiring June 2005      3             ($18,150)
(underlying face amount at value $474,375)

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

MMA PRAXIS INTERNATIONAL FUND
Schedule of Portfolio Investments
March 31, 2005
(Unaudited)

                                                                     SHARES          VALUE
                                                                     -------     -------------
COMMON STOCKS (94.0%)
AUSTRALIA (1.2%)
AIRLINES (0.8%)
Qantas Airways, Ltd.                                                 410,056     $   1,125,352
                                                                                 -------------
MINING (0.4%)
Newcrest Mining, Ltd.                                                 42,508           572,119
                                                                                 -------------
                                                                                     1,697,471
                                                                                 -------------
AUSTRIA (0.4%)
BANKS (0.4%)
Bank Austria Creditanstalt (a)                                         4,851           477,962
                                                                                 -------------
BELGIUM (1.2%)
PHOTOGRAPHIC PRODUCTS (0.2%)
AGFA- Gevaert N.V. (a)                                                 7,690           269,078
                                                                                 -------------
SPECIAL PURPOSE ENTITY (1.0%)
Groupe Bruxelles Lambert S.A                                          14,972         1,365,502
                                                                                 -------------
                                                                                     1,634,580
BERMUDA (0.9%)
AGRICULTURAL OPERATIONS (0.8%)
Bunge Ltd. (a)                                                        21,079         1,135,736
                                                                                 -------------
INSURANCE (0.1%)
Catlin Group, Ltd. (b)                                                11,877            81,454
                                                                                 -------------
                                                                                     1,217,190
                                                                                 -------------
BRAZIL (0.4%)
DIVERSIFIED MINERALS (0.4%)
Companhia Vale do Rio Doce-Sp ADR                                     18,628           494,946
                                                                                 -------------
CANADA (0.6%)
AUCTION HOUSE (0.4%)
Ritchie Brothers Auctioneers, Inc. (a)                                17,663           558,152
                                                                                 -------------
COMPUTERS & PERIPHERALS (0.1%)
ATI Technologies, Inc. (b)                                             8,286           143,016
                                                                                 -------------
DIVERSIFIED OPERATIONS (0.1%)
Brascan Corp.                                                          4,450           168,042
                                                                                 -------------
                                                                                       869,210
                                                                                 -------------
CZECH REPUBLIC (0.4%)
TELECOM SERVICES (0.4%)
Cesky Telecom A.S                                                     26,735           500,351
                                                                                 -------------
FRANCE (15.5%)
APPAREL MANUFACTURERS (0.2%)
Hermes International                                                   1,539           309,855
                                                                                 -------------
BANKS (2.6%)
BNP Paribas S.A                                                       23,103         1,636,843
Credit Agricole S.A                                                   70,224         1,909,117
                                                                                 -------------
                                                                                     3,545,960
                                                                                 -------------
BUILDING & CONSTRUCTION (1.9%)
Compagnie de Saint-Gobain                                             23,513         1,432,697

Imerys S.A. (b)                                                       14,666         1,108,482
                                                                                    ----------
                                                                                     2,541,179
                                                                                    ----------
COMPUTERS (0.0%)
Bull S.A. (b)                                                         36,604            32,269
                                                                                    ----------
FOOD DIVERSIFIED (0.4%)
Sodexho Alliance S.A                                                  18,091           602,994
                                                                                    ----------
FOOD RETAIL (0.7%)
Carrefour S.A                                                         18,654           990,076
                                                                                    ----------
INSURANCE (1.7%)
CNP Assurances                                                        20,428         1,447,320
Scor (a)(b)                                                          380,627           819,136
                                                                                    ----------
                                                                                     2,266,456
                                                                                    ----------
MEDIA (3.2%)
Vivendi Universal S.A. (b)                                           139,499         4,273,497
                                                                                    ----------
OFFICE AUTOMATION & EQUIPMENT (1.9%)
Neopost S.A                                                           30,279         2,622,204
                                                                                    ----------
PUBLISHING (0.3%)
Pagesjaunes (b)                                                       17,579           431,641
                                                                                    ----------
RETAIL (0.3%)
Galeries Lafayette S.A. (a)                                            1,211           362,350
                                                                                    ----------
TELECOMMUNICATIONS (1.7%)
France Telecom S.A                                                    77,996         2,335,785
                                                                                    ----------
TIRE & RUBBER (0.6%)
Michelin                                                              12,517           822,729
                                                                                    ----------
                                                                                    21,136,995
                                                                                    ----------
GERMANY (7.0%)
BANKS (1.1%)
Deutsche Bank AG                                                      17,574         1,516,237
                                                                                    ----------
ELECTRIC-INTEGRATED (1.3%)
RWE AG                                                                28,298         1,711,417
                                                                                    ----------
INSURANCE (0.6%)
Allianz AG                                                             6,064           770,195
                                                                                    ----------
MACHINERY & ENGINEERING (0.1%)
Linde AG                                                               1,795           123,266
                                                                                    ----------
PHARMACEUTICALS (0.3%)
Fresenius AG                                                           3,663           424,924
                                                                                    ----------
PUBLISHING (0.1%)
Axel Springer AG                                                       1,482           176,952
                                                                                    ----------
REAL ESTATE INVESTMENT / MANAGEMENT (0.4%)
IVG Immobilien AG                                                     35,505           602,989
                                                                                    ----------
TELECOMMUNICATIONS (1.8%)
Deutsche Telecom AG (b)                                              120,616         2,409,662
                                                                                    ----------
TIRE & RUBBER (1.3%)
Continental AG                                                        22,803         1,764,879
                                                                                    ----------
                                                                                     9,500,521
                                                                                    ----------
HONG KONG (1.0%)
DIVERSIFIED FINANCIAL SERVICES (0.5%)
Guoco Group, Ltd.                                                     63,000           634,095
                                                                                    ----------
TELEVISION (0.5%)
Television Broadcasts, Ltd.                                          155,000           781,032
                                                                                    ----------
                                                                                     1,415,127
                                                                                    ----------
HUNGARY (1.9%)

BANKS (0.5%)
OTP Bank Rt. GDR (a)                                                   9,100           617,890
                                                                                     ---------
OIL COMP-INTERGRATED (1.4%)
Mol Magyar Olaj-Es Gz-Sp GDR                                          24,600         1,960,620
                                                                                     ---------
                                                                                     2,578,510
                                                                                     ---------
IRELAND (2.0%)
BANKS (1.3%)
Anglo Irish Bank Corp. PLC                                            70,382         1,762,858
                                                                                     ---------
FINANCIAL SERVICES (0.7%)
Irish Life & Permanent PLC                                            51,046           906,631
                                                                                     ---------
                                                                                     2,669,489
                                                                                     ---------
ITALY (1.9%)
ELECTRIC-INTEGRATED (1.5%)
Enel SpA                                                             212,085         2,029,153
                                                                                     ---------
PUBLISHING (0.2%)
Mondadori (Arnoldo) Editore SpA                                       22,470           240,037
                                                                                     ---------
TELEVISION (0.2%)
Mediaset SpA                                                          21,382           307,695
                                                                                     ---------
                                                                                     2,576,885
                                                                                     ---------
JAPAN (18.5%)
AUTOMOTIVE (2.2%)
Hino Motors, Ltd. (a)                                                 86,000           540,684
Toyota Industries Corp. (a)                                           16,100           453,542
Toyota Motor Corp.                                                    52,100         1,939,078
                                                                                     ---------
                                                                                     2,933,304
                                                                                     ---------
BANKS (3.3%)
Bank of Yokohama, Ltd.                                               168,000         1,024,878
Chiba Bank                                                           169,000         1,094,035
Mitsubishi Tokyo Financial Group, Inc.                                   158         1,370,645
Sumitomo Trust & Banking Co.                                         126,000           821,548
                                                                                     ---------
                                                                                     4,311,106
                                                                                     ---------
BEVERAGES (0.1%)
Ito En, Ltd.                                                           2,600           126,356
                                                                                     ---------
BUILDING & CONSTRUCTION (0.2%)
Okumura Corp.                                                         53,000           322,336
                                                                                     ---------
CABLE TELEVISION (0.0%)
Jupiter Telecommunications Co., Ltd. (b)                                  57            45,460
                                                                                     ---------
CHEMICALS (0.5%)
Sanyo Chemical Industries, Ltd.                                       42,000           325,171
Sumitomo Chemical Co., Ltd.                                           60,000           296,628
                                                                                     ---------
                                                                                       621,799
                                                                                     ---------
COSMETICS & TOILETRIES (1.0%)
Uni-Charm Corp.                                                       29,700         1,332,559
                                                                                     ---------
ELECTRIC-INTEGRATED (0.1%)
Ngk Insulators, Ltd.                                                  13,000           129,145
                                                                                     ---------
ELECTRONIC & ELECTRICAL - GENERAL (2.3%)
CANON, Inc.                                                           30,000         1,609,066
Keyence Corp.                                                            900           208,535
Matsushita Electric Industrial Co., Ltd.                              61,000           899,025
Nidec Corp. (a)                                                        1,100           136,981
Sharp Corp.                                                           16,000           242,078
                                                                                     ---------
                                                                                     3,095,685
                                                                                     ---------

FINANCIAL SERVICES (2.3%)
Nissin Co., Ltd. (a)                                                 351,120           818,805
Orix Corp.                                                            11,200         1,428,142
Takefuji Corp.                                                        13,820           930,744
                                                                                    ----------
                                                                                     3,177,691
                                                                                    ----------
FOOD PRODUCTS & SERVICES (0.0%)
Ezaki Glico Co., Ltd.                                                  4,000            34,401
                                                                                    ----------
INSURANCE (0.4%)
Mitsui Sumitomo Insurance Co.                                         64,000           586,838
                                                                                    ----------
MACHINERY / MACHINE TOOLS (0.2%)
Nabtesco Corp.                                                        40,000           255,212
                                                                                    ----------
MACHINERY / PRINT TRADE (0.2%)
Komori Corp.                                                          19,000           289,595
                                                                                    ----------
METALS & MINING (0.1%)
Sumitomo Metal Mining Co., Ltd.                                       17,000           127,970
                                                                                    ----------
MOTION PICTURES & SERVICES (0.2%)
Toho Co., Ltd.                                                        16,300           266,383
                                                                                    ----------
PHARMACEUTICALS (2.3%)
Daiichi Pharmaceuticals Co., Ltd.                                     17,700           414,412
Eisai Co., Ltd.                                                       35,700         1,212,145
Taisho Pharmaceutical Co., Ltd.                                       18,000           382,818
Yamanouchi Pharmaceuticals Co., Ltd. (a)                              34,900         1,181,727
                                                                                    ----------
                                                                                     3,191,102
                                                                                    ----------
REAL ESTATE INVESTMENT / MANAGEMENT (0.5%)
Mitsubishi Estate Co., Ltd.                                           64,000           743,846
                                                                                    ----------
RETAIL (1.4%)
Geox SpA (b)                                                           4,199            36,582
Marui Co., Ltd.                                                       28,400           381,740
Yamada Denki Co., Ltd. (a)                                            28,400         1,488,811
                                                                                    ----------
                                                                                     1,907,133
                                                                                    ----------
STEEL - PRODUCERS (0.5%)
FE Holdings, Inc.                                                     24,500           683,317
                                                                                    ----------
TELECOMMUNICATIONS (0.7%)
Nippon Telegraph & Telephone Corp.                                       218           953,706
                                                                                    ----------
                                                                                    25,134,944
                                                                                    ----------
MEXICO (1.6%)
BROADCASTING (0.2%)
Grupo Televisa S.A. ADR                                                4,527           266,188
                                                                                    ----------
BUILDING PRODUCTS (0.9%)
Cemex S.A. ADR                                                        32,659         1,183,888
                                                                                    ----------
TELECOMMUNICATIONS (0.5%)
Telefonos de Mexico S.A. ADR                                          20,566           710,144
                                                                                    ----------
                                                                                     2,160,220
                                                                                    ----------
NETHERLANDS (0.9%)
DISTRIBUTION/WHOLESALE (0.2%)
Buhrmann N.V. (a)                                                     30,311           306,509
                                                                                    ----------
FOOD DIVERSIFIED (0.1%)
Koninklijke Wessanen N.V                                               9,776           143,088
                                                                                    ----------
HUMAN RESOURCES (0.1%)
United Services Group N.V                                              4,319           138,078
                                                                                    ----------
MANUFACTURING - CONSUMER GOODS (0.5%)

Adidas Salomon AG                                                      3,823           607,438
                                                                                    ----------
                                                                                     1,195,113
                                                                                    ----------
NORWAY (0.6%)
TELECOM SERVICES (0.6%)
Telenor ASA                                                           88,200           793,241
                                                                                    ----------
SOUTH KOREA (0.4%)
AUTOMOTIVE (0.4%)
Hyundai Motor Co., Ltd. GDR (a)                                       38,529           562,523
                                                                                    ----------
SPAIN (1.1%)
BUILDING & CONSTRUCTION (0.1%)
Fomento De Construc Y Contra                                           3,157           161,380
                                                                                    ----------
UTILITIES - TELECOMMUNICATIONS (0.5%)
Telefonica S.A                                                        37,483           653,104
                                                                                    ----------
WATER (0.5%)
Aguas De Barcelona - Class A (a)                                      33,669           728,509
Aguas De Barcelona S.A. (b)                                              335             7,127
                                                                                    ----------
                                                                                       735,636
                                                                                    ----------
                                                                                     1,550,120
                                                                                    ----------
SWEDEN (0.8%)
AUTOMOTIVE (0.8%)
Autoliv, Inc. (a)                                                     23,100         1,102,504
                                                                                    ----------
SWITZERLAND (9.8%)
BANKS (0.7%)
Ubs AG Registered                                                     10,681           901,689
                                                                                    ----------
CHEMICALS (0.7%)
Lonza Group AG (a)                                                    15,234           932,070
                                                                                    ----------
FOOD PRODUCTS (2.8%)
Lindt & Spruengli AG                                                     431           636,197
Nestle S.A                                                            11,662         3,189,894
                                                                                    ----------
                                                                                     3,826,091
                                                                                    ----------
INSURANCE (1.4%)
Baloise Holding, Ltd.                                                 10,935           525,545
Swiss Re                                                              18,727         1,340,662
                                                                                    ----------
                                                                                     1,866,207
                                                                                    ----------
INVESTMENT COMPANIES (0.8%)
Pargesa Holding AG                                                       287         1,091,483
                                                                                    ----------
PHARMACEUTICALS (3.3%)
Novartis AG                                                           59,974         2,797,183
Roche Holding AG                                                      17,315         1,855,385
                                                                                    ----------
                                                                                     4,652,568
                                                                                    ----------
PUBLISHING (0.1%)
Edipresse S.A                                                            245           133,108
                                                                                    ----------
                                                                                    13,403,216
                                                                                    ----------
UNITED KINGDOM (25.9%)
BANKS (4.9%)
HBOS PLC                                                              66,751         1,040,423
HSBC Holdings PLC                                                    130,115         2,057,553
Lloyds TSB Group PLC                                                 116,393         1,051,121
Royal Bank of Scotland Group PLC                                      81,105         2,580,405
                                                                                    ----------
                                                                                     6,729,502
                                                                                    ----------
CHEMICALS (0.9%)
Imperial Chemical Industries PLC                                     235,962         1,192,515
                                                                                    ----------
EQUIPMENT LEASING (0.0%)

Ashtead Group (b)                                                     16,841            32,613
                                                                                 -------------
FINANCIAL SERVICES (0.9%)
3I Group PLC                                                          98,044         1,243,842
                                                                                 -------------
INSURANCE (0.3%)
Amlin PLC                                                            110,390           358,721
                                                                                 -------------
MEDICAL PRODUCTS (2.0%)
Smith & Nephew PLC                                                   287,890         2,705,938
                                                                                 -------------
MINERALS (1.3%)
Billiton PLC                                                         136,599         1,834,912
                                                                                 -------------
OIL COMP-INTEGRATED (0.7%)
Shell Transport & Trading Co., PLC                                   111,707         1,002,472
                                                                                 -------------
OIL COMP-INTERGRATED (7.1%)
BP PLC                                                               914,703         9,478,831
                                                                                 -------------
PHARMACEUTICALS (1.9%)
GlaxoSmithKline PLC                                                  112,036         2,567,536
                                                                                 -------------
PHOTOGRAPHIC PRODUCTS (0.0%)
Photo-Me International PLC                                            16,904            33,773
                                                                                 -------------
REAL ESTATE OPERATORS/DEVELOPERS (0.7%)
British Land Co., PLC                                                 65,886         1,000,800
                                                                                 -------------
RETAIL (1.8%)
Kingfisher PLC                                                       288,941         1,576,265
Next PLC                                                              27,201           818,137
                                                                                 -------------
                                                                                     2,394,402
                                                                                 -------------
UTILITIES - WATER (0.9%)
United Utilities PLC                                                 104,630         1,247,337
                                                                                 -------------
WIRELESS TELECOMMUNICATIONS (2.5%)
Vodafone Group PLC                                                 1,301,046         3,453,560
                                                                                 -------------
                                                                                    35,276,754
                                                                                 -------------
TOTAL COMMON STOCKS                                                                127,947,872
                                                                                 -------------
CORPORATE NOTES (1.0%)
COMMUNITY DEVELOPMENT (1.0%)
DOMESTIC (1.0%)

MMA Community Development                                            495,000           489,397
Investment, Inc., 1.93%, 6/1/05, (d) +

MMA Community Development                                            880,000           872,097
                                                                                 -------------
Investment, Inc., 2.89%, 6/1/05, (d) +
                                                                                     1,361,494
                                                                                 -------------
TOTAL CORPORATE NOTES                                                                1,361,494
                                                                                 -------------
SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (6.6%)
SHORT TERM (6.6%)
Northern Institutional Liquid Asset Portfolio                      8,957,135
                                                                                     8,957,135
TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                            8,957135
                                                                                 -------------
TOTAL INVESTMENTS (COST $117,402,454) (e) - 101.6%                                 138,266,501
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%                                      (2,170,722)
                                                                                 -------------
NET ASSETS - 100.0%                                                              $ 136,095,779
                                                                                 =============

------------

Percentages indicated are based on net assets of $136,095,779.

(a)   All or part of this security was on loan as of March 31,2005.

(b)   Represents non-income producing securities.

(c) 144A security is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees.

(d) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Date presented reflects next rate change date.

(e) Represents cost for financial reporting purposes, is substantially the same cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:"

Unrealized appreciation ......    $ 21,603,994
Unrealized depreciation ......        (739,947)
                                  ------------
Net unrealized appreciation...    $ 20,864,047
                                  ============

*     Effective yield at purchase

+ Variable rate security. Rates presented are the rates in effect at March 31, 2005.

ADR-  American Depository Receipt
AG-   Aktiengesellschaft (German Stock Co.)
GDR-  Global Depository Receipt
N.V.- Naankize Venncotschap (Dutch Corp.)
PLC-  Public Limited Company
S.A.- Societe Anonyme (French Corp.)
SpA-  Societa per Azioni (Italian Corp.)

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

MMA PRAXIS MUTUAL FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

SECURITIES VALUATION:

Securities are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation. The Funds use various independent pricing services to value most of their investments.

SECURITIES TRANSACTIONS:

Security transactions are accounted for on the trade date.

FUTURES CONTRACTS:

The Funds may invest in futures contracts (stock or bond index futures contracts or interest rate futures) to hedge or manage risks associated with a Funds' securities investments. To enter into a futures contract, an amount of cash and cash equivalents, equal to the market value of the futures contracts, is deposited in a segregated account with the Company's Custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell porfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments to underlying futures contracts it holds. The inability to close the futures position also could have an adverse impact on a Fund's ability to hedge or manage risks effectively.

SWAP AGREEMENTS:

The funds may enter into event linked swaps, including credit default swaps. The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

RESTRICTED SECURITIES:

Investments in restricted securities are valued by the Board of Trustees or valued pursuant to valuation procedures approved by the Board of Trustees (the "Valuation Procedures"). The Valuation Procedures contemplate the Board's delegation of the implementation of the Valuation Procedures to the Funds' adviser. In valuating restricted securities under the Valuation Procedures, the Funds' adviser will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Funds' adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

SECURITIES LENDING:

In order to generate additional income, each Fund may, from time to time, subject to its investment objectives and policies, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities pursuant to agreements requiring that the loans be secured by collateral equal in value to 100% of the value of the securities loaned. Collateral for loans of portfolio securities must consist of: (1) cash in U.S. dollars, (2) obligations issued or guaranteed by the U.S. Treasury or by any agency or instrumentality of the U.S. Government, or (3) irrevocable, non-transferable, stand-by letters of credit issued by banks domiciled or doing business within the U.S. and meeting certain credit requirements at the time of issuance. This collateral will be valued daily by the Funds' adviser. Should the market value of the loaned securities increase, the borrower is required to furnish additional collateral to that Fund.

COMMUNITY DEVELOPMENT INVESTMENTS:

Consistent with the investment criteria for socially responsible investing, the Board of Trustees of the Fund has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission an exemptive order that would permit each of the Funds to invest a limited portion of their respective net assets in securities issued by and affiliate of MMA Capital Management (the "Adviser"), MMA Community Development Investments, Inc. ("MMA-CDI"). MMA-CDI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the "CDI-Notes"). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees, would be permitted to invest up to 3% of its net assets in CDI-Notes.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MMA Praxis Mutual Funds

By (Signature and Title)  /s/ Trent M. Statczar    Trent M. Statczar, Treasurer
                          ---------------------    ----------------------------

Date 5/24/05

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Trent M. Statczar    Trent M. Statczar, Treasurer
                          ---------------------    ----------------------------

Date 5/24/05

By (Signature and Title)  /s/ John L. Liechty          John Liechty, President
                          ---------------------        ------------------------

Date 5/26/05